UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------

Date of fiscal year end: December 31
                         ---------------

Date of reporting period: March 31, 2010
                          --------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.7%
BRAZIL - 10.0%
All America Latina Logistica                                            442,510   $    4,046,005
B2W Companhia Global do Varejo                                           89,100        1,923,941
BM&F BOVESPA SA                                                         254,800        1,710,750
Lojas Renner SA                                                          73,100        1,680,394
OGX Petroleo e Gas Participacoes SA (a)                                 880,800        8,241,635
Petroleo Brasileiro SA ADR                                              183,900        8,181,711
Vale SA ADR                                                             227,200        7,313,568
                                                                                  --------------
                                                                                      33,098,004
                                                                                  --------------
CANADA - 0.5%
First Quantum Minerals Ltd.                                              19,900        1,637,418
                                                                                  --------------
CHINA - 20.3%
Baidu, Inc. ADR (a)                                                       6,000        3,582,000
Bank of China Ltd., Class H                                           8,823,000        4,693,206
BYD Co., Ltd., Class H (a)                                              570,500        5,674,036
China Construction Bank Corp., Class H                                6,705,000        5,481,577
China Life Insurance Co., Ltd., Class H                                 822,000        3,939,114
China Longyuan Power Group Corp., Class H (a)                         2,663,000        3,155,437
China Merchants Bank Co., Ltd., Class H                               1,194,523        3,224,936
China Molybdenum Co., Ltd., Class H                                   1,920,000        1,603,691
China National Building Material Co., Ltd., Class H                     754,000        1,457,609
China Petroleum & Chemical Corp., Class H                             2,260,000        1,856,096
China Shenhua Energy Co., Ltd., Class H                                 800,000        3,452,801
China South Locomotive and Rolling Stock Corp., Ltd., Class H         3,483,000        2,727,796
China Taiping Insurance Holdings Co., Ltd. (a)                        1,230,000        4,299,267
Dongfeng Motor Group Co., Ltd., Class H                               1,242,000        2,013,876
Evergrande Real Estate Group Ltd. (a)                                 4,328,000        1,806,062
Kunlun Energy Co., Ltd.                                               3,378,000        4,738,614
Parkson Retail Group Ltd.                                             1,212,500        2,091,460
PetroChina Co., Ltd., Class H                                         2,420,000        2,837,023
Renhe Commercial Holdings Co., Ltd.                                   8,960,000        2,074,890
Sina Corp. (a)                                                          171,500        6,463,835
                                                                                  --------------
                                                                                      67,173,326
                                                                                  --------------
GUERNSEY - 0.1%
Chariot Oil & Gas Ltd. (a)                                              353,800          351,663
                                                                                  --------------
INDIA - 7.3%
ACC Ltd.                                                                104,200        2,206,099
Hero Honda Motors Ltd.                                                   85,300        3,692,758
Housing Development Finance Corp., Ltd.                                  60,300        3,646,757
Infrastructure Development Finance Co., Ltd.                            731,900        2,622,295
Jindal Steel & Power Ltd.                                               178,007        2,785,490
Mahindra & Mahindra Ltd.                                                438,800        5,287,381
Reliance Capital Ltd.                                                   234,250        3,940,858
                                                                                  --------------
                                                                                      24,181,638
                                                                                  --------------
INDONESIA - 4.5%
PT Astra International Tbk                                            1,230,000        5,651,215
PT Bank Mandiri                                                       6,344,000        3,718,440
PT Bank Rakyat Indonesia                                              4,376,000        3,958,004
PT Semen Gresik Tbk                                                   1,786,000        1,429,977
                                                                                  --------------
                                                                                      14,757,636
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
IRELAND - 0.5%
Kenmare Resources Plc. (a)                                            8,180,476   $    1,675,869
                                                                                  --------------
LUXEMBOURG - 0.8%
Evraz Group SA GDR Reg S (a)                                             70,500        2,795,277
                                                                                  --------------
MALAYSIA - 0.6%
Public Bank Bhd                                                         545,691        1,953,477
                                                                                  --------------
MEXICO - 4.0%
America Movil SAB de CV, Series L ADR                                   115,500        5,814,270
Grupo Financiero Banorte SA de CV, Class O                              663,811        2,944,365
Wal-Mart de Mexico SA de CV, Series V                                   889,280        4,556,537
                                                                                  --------------
                                                                                      13,315,172
                                                                                  --------------
PERU - 0.4%
Credicorp Ltd.                                                           15,144        1,335,398
                                                                                  --------------
RUSSIA - 4.3%
LUKOIL ADR (a)                                                           55,200        3,129,840
Mobile TeleSystems ADR (a)                                               25,700        1,426,350
Rosneft Oil Co. GDR (a)                                                 481,400        3,831,944
Severstal GDR Reg S (a)                                                 127,600        1,723,098
Vimpel-Communications ADR (a)                                            86,600        1,594,306
X5 Retail Group NV GDR (a)                                               75,000        2,612,109
                                                                                  --------------
                                                                                      14,317,647
                                                                                  --------------
SOUTH AFRICA - 5.7%
AngloGold Ashanti Ltd.                                                   30,800        1,169,063
AngloGold Ashanti Ltd. ADR (a)                                           35,500        1,347,225
Gold Fields Ltd.                                                        355,800        4,498,660
Gold Fields Ltd. ADR (a)                                                113,200        1,428,584
Lonmin Plc. (a)                                                         139,800        4,327,920
Massmart Holdings Ltd.                                                  207,228        3,087,101
Naspers Ltd., N Shares                                                   68,100        2,952,727
                                                                                  --------------
                                                                                      18,811,280
                                                                                  --------------
SOUTH KOREA - 11.3%
Cheil Industries, Inc.                                                   64,300        3,631,970
Glovis Co., Ltd.                                                         25,900        2,253,075
Hyundai Development Co.                                                  67,800        1,980,701
Hyundai Mobis                                                            25,200        3,339,590
KB Financial Group, Inc.                                                 74,013        3,564,510
Mirae Asset Securities Co., Ltd. (a)                                     46,000        2,317,686
NHN Corp. (a)                                                            15,300        2,436,267
Samsung Electronics Co., Ltd.                                            15,550       11,242,561
Samsung Fire & Marine Insurance Co., Ltd.                                17,600        2,823,460
Shinsegae Co., Ltd.                                                       8,450        3,997,046
                                                                                  --------------
                                                                                      37,586,866
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
TAIWAN - 9.7%
Advanced Semiconductor Engineering, Inc.                              2,143,000   $    1,949,981
China Life Insurance Co., Ltd. (a)                                    4,917,952        3,794,681
China Steel Corp.                                                     3,178,000        3,288,448
Evergreen Marine Corp. (a)                                            3,852,000        2,268,583
Far Eastern Department Stores Ltd.                                    2,872,559        2,379,639
Hon Hai Precision Industry Co., Ltd. GDR Reg S                        1,650,437        7,146,407
MediaTek, Inc.                                                          129,384        2,245,656
Polaris Securities Co., Ltd. (a)                                      2,619,000        1,361,465
Taiwan Cement Corp.                                                   1,163,000        1,097,380
Taiwan Semiconductor Manufacturing Co., Ltd.                          3,446,310        6,678,057
                                                                                  --------------
                                                                                      32,210,297
                                                                                  --------------
THAILAND - 2.0%
Bank of Ayudhya PCL NVDR                                              7,041,500        4,609,296
Thoresen Thai Agencies PCL NVDR                                       2,647,600        1,985,487
                                                                                  --------------
                                                                                       6,594,783
                                                                                  --------------
TURKEY - 3.6%
Turkiye Garanti Bankasi AS                                            1,269,926        5,953,266
Turkiye Is Bankasi (a)(b)                                               532,263        1,669,296
Turkiye Is Bankasi, Class C                                           1,273,620        4,155,742
                                                                                  --------------
                                                                                      11,778,304
                                                                                  --------------
TURKMENISTAN - 2.9%
Dragon Oil Plc. (a)                                                   1,294,445        9,497,692
                                                                                  --------------
UNITED KINGDOM - 3.2%
Cairn Energy Plc. (a)                                                 1,188,000        7,522,497
Tullow Oil Plc.                                                         161,400        3,062,784
                                                                                  --------------
                                                                                      10,585,281
                                                                                  --------------
TOTAL COMMON STOCKS
   (cost $224,383,207)                                                               303,657,028
                                                                                  --------------
PREFERRED STOCKS - 7.8%
BRAZIL - 6.2%
Banco Bradesco SA                                                       271,200        4,965,430
Bradespar SA                                                            258,600        6,340,124
Companhia Energetica de Minas Gerais                                    193,675        3,202,959
Itausa - Investimentos Itau SA                                          868,502        5,948,410
                                                                                  --------------
                                                                                      20,456,923
                                                                                  --------------
COLOMBIA - 0.3%
Bancolombia SA                                                           24,000        1,095,840
                                                                                  --------------
SOUTH KOREA - 1.3%
Samsung Electronics Co., Ltd.                                             9,157        4,355,861
                                                                                  --------------
TOTAL PREFERRED STOCKS
   (cost $17,199,078)                                                                 25,908,624
                                                                                  --------------
TOTAL INVESTMENTS - 99.5%
   (cost $241,582,285)                                                               329,565,652
Other assets less liabilities - 0.5%                                                   1,452,627
                                                                                  --------------
NET ASSETS - 100.0%                                                               $  331,018,279
                                                                                  ==============

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) A bonus share security is booked under an unlisted line that will assimilate into an ordinary line on a later date not currently disclosed.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $241,582,285. Net unrealized appreciation aggregated $87,983,367 of which $93,397,372 related to appreciated investment securities and $5,414,005 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

                                           LEVEL 1         LEVEL 2      LEVEL 3
                                        ---------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                           $  82,571,500   $ 221,085,528   $    --
Preferred Stocks                           21,552,763       4,355,861        --
                                        ---------------------------------------
                                          104,124,263     225,441,389        --
Unrealized Appreciation on
Foreign Currency Contracts*                        --             308        --
                                        ---------------------------------------
TOTAL                                   $ 104,124,263   $ 225,441,697   $    --
                                        =======================================

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2010 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

At March 31, 2010, the Fund had the following forward foreign currency contracts:

SETTLEMENT        CONTRACTS        IN EXCHANGE          UNREALIZED
   DATE           TO DELIVER       FOR                  GAIN
-------------------------------------------------------------------
4/06/2010         USD 217,591      GBP 143,596          $      308
-------------------------------------------------------------------
                  Net Unrealized Appreciation on
                  Forward Foreign Currency Contracts    $      308
                                                        ===========

Currency Legend:

GBP- British Pound

USD- United States Dollar

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.6%
AUSTRALIA - 4.5%
Brambles Ltd.                                                           929,905   $    6,272,762
Cochlear Ltd.                                                            25,942        1,731,926
Woodside Petroleum Ltd.                                                  98,830        4,253,171
Woolworths Ltd.                                                         137,260        3,525,615
                                                                                  --------------
                                                                                      15,783,474
                                                                                  --------------
BELGIUM - 1.0%
Groupe Bruxelles Lambert SA                                              41,230        3,641,477
                                                                                  --------------
BERMUDA - 1.5%
Seadrill Ltd.                                                           219,988        5,148,255
                                                                                  --------------
BRAZIL - 2.6%
All America Latina Logistica                                            379,160        3,466,776
BM&F BOVESPA SA                                                         418,400        2,809,175
OGX Petroleo e Gas Participacoes SA (a)                                 327,700        3,066,285
                                                                                  --------------
                                                                                       9,342,236
                                                                                  --------------
CANADA - 5.4%
Cenovus Energy, Inc.                                                     70,150        1,832,402
Eldorado Gold Corp. (a)                                                 259,440        3,149,604
EnCana Corp.                                                             75,843        2,359,709
Fairfax Financial Holdings Ltd.                                          14,576        5,480,800
Ritchie Bros. Auctioneers, Inc.                                          88,828        1,916,233
Shoppers Drug Mart Corp.                                                 97,747        4,199,950
                                                                                  --------------
                                                                                      18,938,698
                                                                                  --------------
CHINA - 9.8%
Baidu, Inc. ADR (a)                                                       8,000        4,776,000
Cheung Kong (Holdings) Ltd.                                             329,000        4,230,625
China Shenhua Energy Co., Ltd., Class H (a)                           1,005,500        4,339,739
Hang Seng Bank Ltd.                                                     275,400        3,831,871
Hong Kong Exchanges & Clearing Ltd.                                     367,200        6,114,564
Industrial and Commercial Bank of China Ltd., Class H                 8,080,000        6,147,096
Kunlun Energy Co., Ltd.                                               2,204,000        3,091,742
Pacific Basin Shipping Ltd.                                           2,678,000        2,125,570
                                                                                  --------------
                                                                                      34,657,207
                                                                                  --------------
DENMARK - 3.0%
A P Moller - Maersk AS, B Shares                                            439        3,345,748
DSV AS                                                                  170,536        3,044,945
Novozymes AS, B Shares                                                   39,417        4,360,672
                                                                                  --------------
                                                                                      10,751,365
                                                                                  --------------
FINLAND - 2.3%
Kone Oyj, Class B                                                       120,485        4,979,760
Sampo Oyj, Class A                                                      113,648        3,012,879
                                                                                  --------------
                                                                                       7,992,639
                                                                                  --------------
FRANCE - 4.8%
Alstom SA                                                                42,980        2,676,108
BNP Paribas                                                              47,258        3,622,184
CFAO (a)                                                                 63,426        2,363,548
Essilor International SA                                                 72,227        4,612,411
Sanofi-Aventis (a)                                                       49,699        3,708,975
                                                                                  --------------
                                                                                      16,983,226
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                        SHARES     U.S. $ VALUE
------------------------------------------------------------------------------------------------
GERMANY - 2.7%
Celesio AG                                                               96,083   $    3,067,634
Deutsche Boerse AG                                                       46,339        3,426,669
SAP AG                                                                   61,074        2,953,958
                                                                                  --------------
                                                                                       9,448,261
                                                                                  --------------
IRELAND - 0.7%
CRH Plc.                                                                 98,948        2,472,407
                                                                                  --------------
ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR (a)                              61,800        3,898,344
                                                                                  --------------
ITALY - 0.8%
Intesa Sanpaolo SpA (a)                                                 762,342        2,839,027
                                                                                  --------------
JAPAN - 9.6%
Asahi Breweries Ltd.                                                    175,500        3,293,161
Canon, Inc.                                                             117,400        5,430,366
Chugai Pharmaceutical Co., Ltd.                                         133,700        2,511,271
Japan Tobacco, Inc.                                                       1,074        3,998,334
Mitsui & Co., Ltd.                                                      155,500        2,618,206
MS&AD Insurance Group Holdings, Inc.                                    103,400        2,875,634
Nintendo Co., Ltd.                                                        6,900        2,314,009
Olympus Corp.                                                           107,600        3,458,892
Rakuten, Inc.                                                             5,717        4,135,862
SMC Corp.                                                                25,200        3,427,121
                                                                                  --------------
                                                                                      34,062,856
                                                                                  --------------
NETHERLANDS - 3.2%
ASML Holding NV                                                          98,891        3,506,200
Heineken Holding NV                                                     107,930        4,801,947
James Hardie Industries NV CDI (a)                                      446,787        2,976,438
                                                                                  --------------
                                                                                      11,284,585
                                                                                  --------------
PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares                                        107,362        1,864,010
                                                                                  --------------
RUSSIA - 1.6%
Mobile TeleSystems ADR (a)                                               61,900        3,435,450
X5 Retail Group NV GDR (a)                                               67,800        2,361,347
                                                                                  --------------
                                                                                       5,796,797
                                                                                  --------------
SINGAPORE - 3.0%
DBS Group Holdings Ltd.                                                 430,000        4,384,176
United Overseas Bank Ltd.                                               448,000        6,139,173
                                                                                  --------------
                                                                                      10,523,349
                                                                                  --------------
SOUTH AFRICA - 2.4%
Massmart Holdings Ltd.                                                  270,956        4,036,465
Naspers Ltd., N Shares                                                  105,760        4,585,616
                                                                                  --------------
                                                                                       8,622,081
                                                                                  --------------
SOUTH KOREA - 2.9%
Samsung Electronics Co., Ltd.                                             9,647        6,974,726
Shinsegae Co., Ltd.                                                       6,560        3,103,032
                                                                                  --------------
                                                                                      10,077,758
                                                                                  --------------
SPAIN - 0.6%
Banco Santander SA                                                      152,265        2,019,656
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
SWEDEN - 4.1%
Atlas Copco AB, B Shares                                                559,941   $    7,843,258
Svenska Handelsbanken AB, A Shares                                      230,993        6,777,562
                                                                                  --------------
                                                                                      14,620,820
                                                                                  --------------
SWITZERLAND - 3.0%
Nestle SA                                                               208,096       10,663,256
                                                                                  --------------
TAIWAN - 4.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S                          490,854        4,466,771
MediaTek, Inc.                                                          186,000        3,228,313
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)                    641,528        6,729,629
                                                                                  --------------
                                                                                      14,424,713
                                                                                  --------------
TURKEY - 2.5%
Anadolu Efes Biracilik ve Malt Sanayii AS                               179,456        1,883,395
BIM Birlesik Magazalar AS                                                43,886        2,281,248
Turkiye Garanti Bankasi AS                                            1,007,443        4,722,776
                                                                                  --------------
                                                                                       8,887,419
                                                                                  --------------
UNITED KINGDOM - 13.9%
Amlin Plc.                                                              452,000        2,661,586
Antofagasta Plc.                                                        127,534        2,013,823
BG Group Plc.                                                           226,360        3,920,056
BHP Billiton Plc.                                                       292,707       10,004,132
British American Tobacco Plc.                                           181,005        6,240,224
Capita Group Plc.                                                       338,070        3,882,106
Experian Plc.                                                           410,379        4,035,438
Legal & General Group Plc.                                            1,469,000        1,958,856
Sage Group Plc. (The)                                                   772,751        2,805,601
Smith & Nephew Plc.                                                     296,000        2,955,850
Tesco Plc.                                                              833,680        5,511,922
Wolseley Plc. (a)                                                       134,000        3,237,893
                                                                                  --------------
                                                                                      49,227,487
                                                                                  --------------
TOTAL COMMON STOCKS
   (cost $271,598,926)                                                               323,971,403
                                                                                  --------------
PREFERRED STOCKS - 6.2%
BRAZIL - 6.2%
Itau Unibanco Holding SA ADR                                            183,340        4,031,646
Petroleo Brasileiro SA ADR                                              229,300        9,077,987
Vale SA ADR                                                             320,100        8,885,976
                                                                                  --------------
TOTAL PREFERRED STOCKS
   (cost $16,259,882)                                                                 21,995,609
                                                                                  --------------
TOTAL INVESTMENTS - 97.8%
   (cost $287,858,808)                                                               345,967,012
Other assets less liabilities - 2.2%                                                   7,837,377
                                                                                  --------------
NET ASSETS - 100.0%                                                               $  353,804,389
                                                                                  ==============

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI - Chess Depository Interest.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $287,858,808. Net unrealized appreciation aggregated $58,108,204 of which $60,150,561 related to appreciated investment securities and $2,042,357 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

                                         LEVEL 1         LEVEL 2       LEVEL 3
                                       -----------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                          $ 53,950,676   $ 270,020,727   $       --
Preferred Stocks                         21,995,609              --           --
                                       -----------------------------------------
                                         75,946,285     270,020,727           --
Unrealized Appreciation on
Foreign Currency Contracts*                      --           2,211           --
                                       -----------------------------------------
TOTAL                                  $ 75,946,285   $ 270,022,938   $       --
                                       =========================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2010 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

At March 31, 2010, the Fund had the following forward foreign currency contracts:

 SETTLEMENT   CONTRACTS     IN EXCHANGE             UNREALIZED
    DATE      TO DELIVER    FOR                     GAIN (LOSS)
----------------------------------------------------------------

 4/01/2010    USD 866,813   AUD    947,536          $     2,693

 4/01/2010    USD 764,983   JPY 70,775,050               (7,949)

 4/01/2010    USD 633,373   SGD    886,092                   24

 4/06/2010    USD  75,688   AUD     82,510                  (23)

 4/06/2010    USD 448,433   DKK  2,490,820                3,453

 4/06/2010    USD 244,141   NOK  1,462,770                1,917

 4/07/2010    USD  70,964   AUD     77,539                  136

 4/07/2010    USD 162,430   HKD  1,261,256                   22

 4/07/2010    USD 247,903   ZAR  1,822,041                1,938
----------------------------------------------------------------
              Net Unrealized Appreciation on
              Forward Foreign Currency Contracts    $     2,211
                                                    ============

Currency Legend:

AUD- Australian Dollar

DKK-Danish Krone

GBP- British Pound

HKD-Hong Kong Dollar

JPY- Japanese Yen

NOK- Norwegian Krone

SGD- Singapore Dollar

USD- United States Dollar

ZAR- South African Rand

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.6%
AUSTRALIA - 5.4%
Brambles Ltd.                                                         2,417,830   $   16,309,700
Woodside Petroleum Ltd.                                                 520,808       22,413,087
Woolworths Ltd.                                                         622,120       15,979,572
                                                                                  --------------
                                                                                      54,702,359
                                                                                  --------------
BRAZIL - 1.1%
B2W Companhia Global do Varejo                                          207,000        4,469,761
BM&F BOVESPA SA                                                         965,600        6,483,124
                                                                                  --------------
                                                                                      10,952,885
                                                                                  --------------
CHINA - 8.7%
Baidu, Inc. ADR (a)                                                      46,100       27,521,700
China Merchants Bank Co., Ltd., Class H                               4,003,500       10,808,523
China Unicom (Hong Kong) Ltd.                                         3,630,000        4,073,121
CNOOC Ltd.                                                            5,418,000        8,945,125
Esprit Holdings Ltd.                                                  1,480,694       11,669,540
Hong Kong Exchanges & Clearing Ltd.                                     647,800       10,787,077
Li & Fung Ltd.                                                        1,204,000        5,921,220
Ports Design Ltd.                                                     1,078,000        2,732,347
Tencent Holdings Ltd.                                                   340,000        6,812,614
                                                                                  --------------
                                                                                      89,271,267
                                                                                  --------------
DENMARK - 3.7%
Novo Nordisk AS, B Shares                                               213,785       16,503,211
Novozymes AS, B Shares                                                   77,418        8,564,694
Vestas Wind Systems AS (a)                                              238,740       12,988,513
                                                                                  --------------
                                                                                      38,056,418
                                                                                  --------------
FRANCE - 5.0%
Essilor International SA                                                239,364       15,285,769
L'Oreal SA                                                              164,946       17,346,449
PPR                                                                     139,432       18,536,922
                                                                                  --------------
                                                                                      51,169,140
                                                                                  --------------
GERMANY - 5.2%
Adidas AG                                                               271,961       14,528,830
Celesio AG                                                              299,090        9,549,022
Q-Cells AG (a)                                                          288,421        2,872,055
SAP AG                                                                  418,510       20,242,019
TUI AG (a)                                                              549,800        6,189,784
                                                                                  --------------
                                                                                      53,381,710
                                                                                  --------------
ISRAEL - 0.5%
Teva Pharmaceutical Industries Ltd. ADR (a)                              83,900        5,292,412
                                                                                  --------------
ITALY - 1.4%
Intesa Sanpaolo SpA (a)                                               3,713,298       13,828,642
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
------------------------------------------------------------------------------------------------
JAPAN - 16.8%
Canon, Inc.                                                             458,400   $   21,203,405
Hoya Corp.                                                              330,600        9,102,741
Japan Tobacco, Inc.                                                       4,093       15,237,600
Kyocera Corp.                                                            67,500        6,588,768
Nintendo Co., Ltd.                                                       89,200       29,914,431
Rakuten, Inc.                                                            31,133       22,522,613
Rohm Co., Ltd.                                                          103,200        7,721,882
SMC Corp.                                                               111,000       15,095,652
Toyota Motor Corp.                                                      427,900       17,205,591
Trend Micro, Inc.                                                       138,500        4,834,660
Yamada Denki Co., Ltd.                                                  173,640       12,831,472
Yamaha Motor Co., Ltd. (a)                                              646,400        9,710,679
                                                                                  --------------
                                                                                     171,969,494
                                                                                  --------------
LUXEMBOURG - 0.7%
Oriflame Cosmetics SA                                                   109,837        6,837,158
Reinet Investments SCA (a)                                               39,281          635,427
                                                                                  --------------
                                                                                       7,472,585
                                                                                  --------------
MEXICO - 0.6%
Wal-Mart de Mexico SA de CV, Series V                                 1,132,900        5,804,810
                                                                                  --------------
NETHERLANDS - 0.5%
James Hardie Industries NV CDI (a)                                      770,001        5,129,649
                                                                                  --------------
RUSSIA - 1.4%
Gazprom ADR Reg S (a)                                                   611,500       14,266,283
                                                                                  --------------
SINGAPORE - 0.5%
Singapore Exchange Ltd.                                                 965,000        5,268,541
                                                                                  --------------
SOUTH AFRICA - 0.6%
Impala Platinum Holdings Ltd.                                           192,500        5,651,232
                                                                                  --------------
SOUTH KOREA - 1.5%
Samsung Electronics Co., Ltd.                                            16,300       11,784,807
Samsung Fire & Marine Insurance Co., Ltd.                                23,874        3,829,959
                                                                                  --------------
                                                                                      15,614,766
                                                                                  --------------
SPAIN - 5.1%
Banco Santander SA                                                    2,608,858       34,604,120
Industria de Diseno Textil SA                                           269,956       17,805,082
                                                                                  --------------
                                                                                      52,409,202
                                                                                  --------------
SWEDEN - 6.0%
Atlas Copco AB, A Shares                                              1,790,930       27,756,794
Sandvik AB                                                            1,162,243       14,519,333
Svenska Handelsbanken AB, A Shares                                      659,043       19,336,972
                                                                                  --------------
                                                                                      61,613,099
                                                                                  --------------
SWITZERLAND - 5.6%
ABB Ltd. (a)                                                            552,546       12,079,027
Compagnie Financiere Richemont SA, Br A                                 493,469       19,134,385
Geberit AG                                                               61,732       11,044,501
Syngenta AG                                                              55,273       15,348,146
                                                                                  --------------
                                                                                      57,606,059
                                                                                  --------------
TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)                    952,806        9,994,935
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                                       SHARES      U.S. $ VALUE
-----------------------------------------------------------------------------------------------
TURKEY - 1.3%
Turkiye Garanti Bankasi AS                                            2,872,300   $   13,465,009
                                                                                  --------------
UNITED KINGDOM - 20.0%
Autonomy Corp. Plc. (a)                                                 202,300        5,591,253
BG Group Plc.                                                           591,251       10,239,163
BHP Billiton Plc.                                                     1,052,055       35,957,107
British American Tobacco Plc.                                           807,659       27,844,385
Lloyds TSB Group Plc. (a)                                             8,017,080        7,612,710
Meggitt Plc.                                                          2,478,169       11,516,405
Prudential Plc.                                                       1,456,000       12,044,966
Rolls-Royce Group Plc. (a)                                            2,072,701       18,765,848
SABMiller Plc.                                                          544,000       15,956,155
Signet Jewelers Ltd. (a)                                                176,359        5,645,828
Standard Chartered Plc.                                               1,286,380       35,063,202
Tesco Plc.                                                            2,849,570       18,840,091
                                                                                  --------------
                                                                                     205,077,113
                                                                                  --------------
TOTAL COMMON STOCKS
   (cost $781,904,215)                                                               947,997,610
                                                                                  --------------
PREFERRED STOCKS - 5.7%
BRAZIL - 5.1%
Itau Unibanco Holding SA ADR                                            889,280       19,555,267
Petroleo Brasileiro SA ADR                                              827,700       32,768,643
                                                                                  --------------
                                                                                      52,323,910
                                                                                  --------------

GERMANY - 0.6%
Porsche Automobil Holding SE                                            110,353        6,715,720
                                                                                  --------------
TOTAL PREFERRED STOCKS
   (cost $46,164,071)                                                                 59,039,630
                                                                                  --------------
TOTAL INVESTMENTS - 98.3%
   (cost $828,068,286)                                                             1,007,037,240
Other assets less liabilities - 1.7%                                                  17,023,259
                                                                                  --------------
NET ASSETS - 100.0%                                                               $1,024,060,499
                                                                                  ==============

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI -  Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $828,068,286. Net unrealized appreciation aggregated $178,968,954 of which $199,915,134 related to appreciated investment securities and $20,946,180 related to depreciated investment securities.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2010 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

                                     LEVEL 1         LEVEL 2          LEVEL 3
                                  ----------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                     $  59,566,742   $ 888,430,868   $           --
Preferred Stocks                     52,323,910       6,715,720               --
                                  ----------------------------------------------
TOTAL                             $ 111,890,652   $ 895,146,588   $           --
                                  ==============================================

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                                        SHARES     U.S. $ VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
AUSTRALIA - 5.1%
AMP Ltd.                                                                 89,978   $      516,278
Aristocrat Leisure Ltd.                                                 184,469          765,407
Australia and New Zealand Banking Group Ltd.                              5,546          128,903
Brambles Ltd.                                                           160,808        1,084,746
Cochlear Ltd.                                                             3,025          201,953
Wesfarmers Ltd.                                                           8,530          248,554
Woolworths Ltd.                                                          30,971          795,511
                                                                                  --------------
                                                                                       3,741,352
                                                                                  --------------
BELGIUM - 3.2%
Colruyt SA                                                                3,686          907,238
Groupe Bruxelles Lambert SA                                              16,278        1,437,690
                                                                                  --------------
                                                                                       2,344,928
                                                                                  --------------
BERMUDA - 1.2%
Midland Holdings Ltd.                                                   238,000          259,875
Seadrill Ltd.                                                            25,738          602,332
                                                                                  --------------
                                                                                         862,207
                                                                                  --------------
CHINA - 4.4%
BOC Hong Kong (Holdings) Ltd.                                           381,500          907,733
China Merchants Bank Co., Ltd., Class H                                 145,000          391,466
Esprit Holdings Ltd.                                                     94,300          743,191
Hang Lung Properties Ltd.                                               162,000          651,836
Hong Kong Exchanges & Clearing Ltd.                                      28,600          476,244
                                                                                  --------------
                                                                                       3,170,470
                                                                                  --------------
DENMARK - 5.6%
A P Moller - Maersk AS, B Shares                                             59          449,656
Carlsberg AS, Class B                                                    12,668        1,062,026
Danisco AS                                                                8,076          601,833
DSV AS                                                                   33,887          605,057
Jyske Bank AS (a)                                                        25,676          910,264
Novozymes AS, B Shares                                                    4,176          461,988
                                                                                  --------------
                                                                                       4,090,824
                                                                                  --------------
FINLAND - 2.3%
Kone Oyj, Class B                                                        18,154          750,322
Nokia Corp.                                                              59,186          922,367
                                                                                  --------------
                                                                                       1,672,689
                                                                                  --------------
FRANCE - 6.5%
Legrand SA                                                               18,237          575,904
L'Oreal SA                                                               12,829        1,349,154
Neopost SA                                                                5,605          447,909
Sanofi-Aventis (a)                                                       12,028          897,635
Total SA                                                                 25,399        1,474,114
                                                                                  --------------
                                                                                       4,744,716
                                                                                  --------------
GERMANY - 4.6%
Adidas AG                                                                 8,562          457,403
Celesio AG                                                               29,031          926,870
Deutsche Boerse AG                                                        8,014          592,618
Deutsche Post AG                                                         34,221          591,086
SAP AG                                                                   15,868          767,486
                                                                                  --------------
                                                                                       3,335,463
                                                                                  --------------
IRELAND - 0.3%
Allied Irish Banks Plc.  (a)                                            132,731          216,196
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                                        SHARES     U.S. $ VALUE
------------------------------------------------------------------------------------------------
ITALY - 0.6%
Intesa Sanpaolo SpA (a)                                                 121,034   $      450,741
                                                                                  --------------
JAPAN - 22.1%
Aeon Co., Ltd.                                                           66,100          751,180
Asahi Breweries Ltd.                                                     23,700          444,718
Canon, Inc.                                                              16,700          772,463
Chugai Pharmaceutical Co., Ltd.                                          26,300          493,990
Hitachi High-Technologies Corp.                                          17,600          404,171
INPEX Corp.                                                                 100          734,403
Japan Tobacco, Inc.                                                         330        1,228,539
Kao Corp.                                                                31,600          801,427
Kyocera Corp.                                                             6,400          624,713
Mitsubishi Electric Corp.                                                80,000          736,584
Mitsui & Co., Ltd.                                                       32,300          543,846
MS&AD Insurance Group Holdings, Inc.                                     26,200          728,642
NAMCO BANDAI Holdings, Inc.                                              86,600          844,588
Olympus Corp.                                                            19,600          630,058
Rakuten, Inc.                                                               965          698,112
Rohm Co., Ltd.                                                           12,400          927,823
SBI Holdings, Inc.                                                        1,110          219,471
SMC Corp.                                                                 5,400          734,383
Sumitomo Realty & Development Co., Ltd.                                  29,000          553,374
THK Co., Ltd.                                                            42,200          922,587
Tokio Marine Holdings, Inc.                                              24,600          693,503
Tokyo Electron Ltd.                                                       1,700          112,977
Toyota Motor Corp.                                                        4,300          172,900
Trend Micro, Inc.                                                        14,500          506,156
Yamaha Motor Co., Ltd. (a)                                               51,100          767,660
                                                                                  --------------
                                                                                      16,048,268
                                                                                  --------------
NETHERLANDS - 0.5%
ASML Holding NV                                                          10,779          382,172
                                                                                  --------------
RUSSIA - 0.5%
Gazprom ADR Reg S (a)                                                    16,300          380,279
                                                                                  --------------
SINGAPORE - 1.3%
DBS Group Holdings Ltd.                                                  35,000          356,852
Keppel Corp., Ltd.                                                       95,000          618,767
                                                                                  --------------
                                                                                         975,619
                                                                                  --------------
SOUTH AFRICA - 0.6%
Lonmin Plc. (a)                                                          13,114          405,982
                                                                                  --------------
SOUTH KOREA - 1.0%
Samsung Electronics Co., Ltd. GDR (a)                                     2,000          722,966
                                                                                  --------------
SPAIN - 2.5%
Banco Popular Espanol SA                                                126,257          928,590
Corporacion Financiera Alba SA                                           17,732          887,751
                                                                                  --------------
                                                                                       1,816,341
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                                        SHARES     U.S. $ VALUE
------------------------------------------------------------------------------------------------
SWEDEN - 6.7%
Atlas Copco AB, B Shares                                                101,673   $    1,424,164
Investor AB, B Shares                                                    23,441          449,436
Scania AB, B Shares                                                      74,689        1,182,258
Svenska Handelsbanken AB, A Shares                                       63,114        1,851,827
                                                                                  --------------
                                                                                       4,907,685
                                                                                  --------------
SWITZERLAND - 7.6%
Geberit AG                                                                3,425          612,768
Nestle SA                                                                34,581        1,772,000
Roche Holding AG                                                          5,521          896,669
Schindler Holding AG                                                     12,208        1,073,929
Swisscom AG                                                                 675          246,540
UBS AG (a)                                                               58,615          953,543
                                                                                  --------------
                                                                                       5,555,449
                                                                                  --------------
TAIWAN - 2.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S                           75,250          684,775
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)                     69,800          732,202
                                                                                  --------------
                                                                                       1,416,977
                                                                                  --------------
UNITED KINGDOM - 17.1%
AMEC Plc.                                                                36,000          436,485
ASOS Plc. (a)                                                            41,400          325,160
Autonomy Corp. Plc. (a)                                                  20,000          552,768
BG Group Plc.                                                            51,000          883,207
BHP Billiton Plc.                                                        35,000        1,196,229
Cairn Energy Plc. (a)                                                   134,160          849,510
Capita Group Plc.                                                        61,000          700,472
GlaxoSmithKline Plc.                                                     41,000          786,984
Hays Plc.                                                               211,000          347,552
Imperial Tobacco Group Plc.                                              30,000          915,340
Intertek Group Plc.                                                      30,000          663,858
John Wood Group Plc.                                                    129,600          714,641
Johnson Matthey Plc.                                                     22,000          584,018
Pearson Plc.                                                             24,000          376,250
Reed Elsevier Plc.                                                       50,000          398,250
Royal Dutch Shell Plc., A Shares                                          7,000          202,949
Smith & Nephew Plc.                                                      40,000          399,439
Standard Chartered Plc.                                                  34,000          926,747
Vodafone Group Plc.                                                     392,000          906,662
Weir Group Plc. (The)                                                    22,000          311,943
                                                                                  --------------
                                                                                      12,478,464
                                                                                  --------------
TOTAL COMMON STOCKS
   (cost $68,002,831)                                                                 69,719,788
                                                                                  --------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

MARCH 31, 2010 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                                         SHARES    U.S. $ VALUE
------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.8%
BRAZIL - 1.8%
Itau Unibanco Holding SA ADR                                             26,500   $      582,735
Petroleo Brasileiro SA ADR                                               18,000          712,620
                                                                                  --------------
TOTAL PREFERRED STOCKS
   (cost $1,305,655)                                                                   1,295,355
                                                                                  --------------
MUTUAL FUNDS - 0.8%
UNITED KINGDOM - 0.8%
Baillie Gifford Japanese Smaller Cos. Fund (b)
   (cost $514,328)                                                       31,987          551,900
                                                                                  --------------
TOTAL INVESTMENTS - 98.3%
   (cost $69,822,814)                                                                 71,567,043
Other assets less liabilities - 1.7%                                                   1,241,453
                                                                                  --------------
NET ASSETS - 100.0%                                                               $   72,808,496
                                                                                  ==============

(a) Non-income producing security.

(b) Affiliated Companies.

ADR - American Depositary Receipt.

GDI - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $69,822,814. Net unrealized appreciation aggregated $1,744,229 of which $2,214,693 related to appreciated investment securities and $470,464 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2010 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                             LEVEL 1        LEVEL 2     LEVEL 3
                                           -------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                              $ 2,139,943   $ 67,579,845   $     --
Preferred Stocks                             1,295,355             --         --
Mutual Funds                                   551,900             --         --
                                           -------------------------------------
                                             3,987,198     67,579,845         --
Unrealized Appreciation on
Foreign Currency Contracts*                         --            106         --
                                           -------------------------------------
TOTAL                                      $ 3,987,198   $ 67,579,951   $     --
                                           =====================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

At March 31, 2010, the Fund had the following forward foreign currency contracts:

  SETTLEMENT       CONTRACTS    IN EXCHANGE            UNREALIZED
    DATE          TO DELIVER        FOR               GAIN (LOSS)
------------------------------------------------------------------
4/01/2010         USD 34,957   AUD     38,212         $       109

4/06/2010         USD  8,838   AUD      9,635                  (3)
------------------------------------------------------------------
                  Net Unrealized Appreciation on
                  Forward Foreign Currency Contracts  $       106
                                                      ============

Currency Legend:

AUD- Australian Dollar

USD- United States Dollar

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BAILLIE GIFFORD FUNDS
               ---------------------------

By (Signature and Title)   /s/ Peter Hadden
                           -----------------------
                           PETER HADDEN, PRESIDENT

                                 May 25, 2010
                              ------------------
                                     DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Peter Hadden
                           -----------------------
                           PETER HADDEN, PRESIDENT

                                 May 25, 2010
                              ------------------
                                     DATE

By (Signature and Title)   /s/ Nigel Cessford
                           -----------------------
                           NIGEL CESSFORD, TREASURER

                                 May 25, 2010
                              ------------------
                                     DATE

                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.